Inventory, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Schedule of Inventory, net

Inventory, net consists of the following:

	March 31, 2025	December 31, 2024
Raw materials	$2,124	$2,124
Work-in-process	291	291
	2,415	2,415
Less Inventory Reserve for Obsolescence	(1,515)	(1,515)
Total	$900	$900

	December 31, 2024	December 31, 2023
Raw materials	$2,124	$2,639
Work-in-process	291	708
	2,415	3,347
Less Inventory Reserve for Obsolescence	(1,515)	(526)
Total	$900	$2,821